Form N-1A Cover	Oct. 01, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Document Creation Date	Oct. 01, 2025
Document Effective Date	Oct. 01, 2025
Prospectus Date	Oct. 01, 2025